SCHEDULE OF FUTURE MINIMUM PAYMENTS (Details)	Jan. 31, 2026 USD ($)
Debt Disclosure [Abstract]
2027	$ 569,000
2028
2029
2030
2031
Thereafter
Total	$ 569,000